Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VII
Entity Central Index Key	0001561785
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000265503 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Enhanced Stocks, Bonds & Gold ETF
Class Name	First Trust Enhanced Stocks, Bonds & Gold ETF
Trading Symbol	ESBG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Enhanced Stocks, Bonds & Gold ETF (the “Fund”) for the period of November 18, 2025 (commencement of investment operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ESBG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ESBG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Enhanced Stocks, Bonds & Gold ETF	$36(1)	0.94%(2)
(1)	The Fund commenced investment operations on November 18, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.94%	[2]
Net Assets	$ 2,111,322
Holdings Count | Holding	5
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,111,322
Total number of portfolio holdings	5
Portfolio turnover rate	194%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	24.4%
Money Market Funds	48.2%
Net Other Assets and Liabilities(1)	27.4%
Total	100.0%
FUTURES EXPOSURE (2)
(1) Includes variation margin on futures contracts.
(2) Futures exposure is calculated on the notional value as a percentage of total notional exposure.

[1]	The Fund commenced investment operations on November 18, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[2]	Annualized.